Class K [Member] Expense Example - Class K - BlackRock Short Duration Muni Fund - Class K Shares	Jun. 30, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 33
Expense Example, with Redemption, 3 Years	116
Expense Example, with Redemption, 5 Years	207
Expense Example, with Redemption, 10 Years	$ 475